Investments	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Investments	. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$354,348	$300	$72,856	$0	$281,792
Obligations of U.S. states and their political subdivisions	654,884	4,275	30,959	0	628,200
Foreign government bonds	330,967	1,140	58,640	5	273,462
U.S. public corporate securities	7,414,790	21,299	992,145	0	6,443,944
U.S. private corporate securities	4,140,734	13,071	335,205	1,871	3,816,729
Foreign public corporate securities	1,539,172	2,455	163,384	21	1,378,222
Foreign private corporate securities	4,338,585	19,761	589,153	2,863	3,766,330
Asset-backed securities(1)	1,467,955	6,976	32,577	0	1,442,354
Commercial mortgage-backed securities	727,159	94	69,101	0	658,152
Residential mortgage-backed securities(2)	342,493	3,211	9,479	9	336,216
Total fixed maturities, available-for-sale	$21,311,087	$72,582	$2,353,499	$4,769	$19,025,401
(1)    Includes credit-tranched securities collateralized by loan obligations, education loans, auto loans and home equity.
(2)    Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$303,040	$31,011	$111	$0	$333,940
Obligations of U.S. states and their political subdivisions	584,244	46,978	701	0	630,521
Foreign government bonds	324,454	29,299	3,271	11	350,471
U.S. public corporate securities	4,794,878	366,764	29,770	0	5,131,872
U.S. private corporate securities	1,964,767	59,037	16,880	2,049	2,004,875
Foreign public corporate securities	906,031	34,234	10,363	0	929,902
Foreign private corporate securities	2,741,449	62,932	48,381	2,089	2,753,911
Asset-backed securities(1)	547,549	860	1,099	0	547,310
Commercial mortgage-backed securities	552,653	25,928	3,397	0	575,184
Residential mortgage-backed securities(2)	18,684	1,501	5	0	20,180
Total fixed maturities, available-for-sale	$12,737,749	$658,544	$113,978	$4,149	$13,278,166

(1)    Includes credit-tranched securities collateralized by loan obligations, education loans, auto loans and other asset types.
(2)    Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
The following tables set forth the fair value and gross unrealized losses on available-for-sale fixed maturity securities without an allowance for credit losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2022
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$212,991	$46,928	$62,630	$25,928	$275,621	$72,856
Obligations of U.S. states and their political subdivisions	307,734	16,851	61,915	14,108	369,649	30,959
Foreign government bonds	139,577	19,435	111,371	39,205	250,948	58,640
U.S. public corporate securities	3,873,275	389,937	1,979,725	602,208	5,853,000	992,145
U.S. private corporate securities	2,506,932	157,853	948,686	177,352	3,455,618	335,205
Foreign public corporate securities	548,083	40,508	596,437	122,856	1,144,520	163,364
Foreign private corporate securities	1,772,413	199,124	1,479,608	390,029	3,252,021	589,153
Asset-backed securities	625,710	15,146	289,581	17,431	915,291	32,577
Commercial mortgage-backed securities	459,186	30,408	176,349	38,693	635,535	69,101
Residential mortgage-backed securities	129,721	9,220	1,294	259	131,015	9,479
Total fixed maturities, available-for-sale	$10,575,622	$925,410	$5,707,596	$1,428,069	$16,283,218	$2,353,479

	December 31, 2021
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$2,119	$111	$2,119	$111
Obligations of U.S. states and their political subdivisions	104,621	701	0	0	104,621	701
Foreign government bonds	59,550	2,826	6,473	371	66,023	3,197
U.S. public corporate securities	1,681,201	23,160	180,249	6,610	1,861,450	29,770
U.S. private corporate securities	972,796	14,036	16,409	2,844	989,205	16,880
Foreign public corporate securities	532,445	8,255	29,718	2,108	562,163	10,363
Foreign private corporate securities	1,253,739	42,392	57,637	5,616	1,311,376	48,008
Asset-backed securities	288,971	1,099	0	0	288,971	1,099
Commercial mortgage-backed securities	157,355	1,622	40,689	1,775	198,044	3,397
Residential mortgage-backed securities	1,393	5	0	0	1,393	5
Total fixed maturities, available-for-sale	$5,052,071	$94,096	$333,294	$19,435	$5,385,365	$113,531
As of December 31, 2022 and 2021, the gross unrealized losses on fixed maturity available-for-sale securities without an allowance were composed of $2,164.1 million and $95.1 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $189.4 million and $18.4 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2022, the $1,428.1 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, consumer non-cyclical and utility sectors. As of December 31, 2021, the $19.4 million of gross unrealized losses of twelve months or more were concentrated in the Company's corporate securities within the utility, finance and consumer non-cyclical sectors.

In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for credit losses related to these fixed maturity securities was not warranted at December 31, 2022. This conclusion was based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to increases in interest rates, general credit spread widening, foreign currency exchange rate movements and the financial condition or near-term prospects of the issuer. As of December 31, 2022, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2022
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$357,166	$347,772
Due after one year through five years	4,981,177	4,654,387
Due after five years through ten years	6,798,927	6,120,970
Due after ten years	6,636,210	5,465,550
Asset-backed securities	1,467,955	1,442,354
Commercial mortgage-backed securities	727,159	658,152
Residential mortgage-backed securities	342,493	336,216
Total fixed maturities, available-for-sale	$21,311,087	$19,025,401
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on write-downs and the allowance for credit losses of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$1,117,293	$790,331	$81,766
Proceeds from maturities/prepayments	624,640	465,347	305,859
Gross investment gains from sales and maturities	5,647	14,972	1,293
Gross investment losses from sales and maturities	(58,432)	(16,674)	(1,878)
Write-downs recognized in earnings(2)	(20,600)	(2)	(4,312)
(Addition to) release of allowance for credit losses	(620)	(1,810)	(2,339)

(1)Excludes activity from non-cash related proceeds due to the timing of trade settlements of $(53.9) million, $(4.4) million and $(2.4) million for the years ended December 31, 2022, 2021 and 2020, respectively.
(2)Amounts represent write-downs of credit adverse securities and securities actively marketed for sale. In addition, for the year ended December 31, 2020, amount also includes write-downs on securities approaching maturities related to foreign exchange movements.
The following tables set forth the activity in the allowance for credit losses for fixed maturity securities, as of the dates indicated:

	Year Ended December 31, 2022
	U.S. Treasury Securities and Obligations of U.S. States	Foreign Government Bonds	U.S. and Foreign Corporate Securities	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Total
	(in thousands)
Fixed maturities, available-for-sale:
Balance, beginning of period	$0	$11	$4,138	$0	$0	$0	$4,149
Additions to allowance for credit losses not previously recorded	0	329	12,700	0	0	7	13,036
Reductions for securities sold during the period	0	(96)	(1,702)	0	0	0	(1,798)
Reductions for securities with intent to sell	0	(324)	(16,666)	0	0	0	(16,990)
Additions (reductions) on securities with previous allowance	0	85	6,285	0	0	2	6,372
Balance, end of period	$0	$5	$4,755	$0	$0	$9	$4,769

	Year Ended December 31, 2021
	U.S. Treasury Securities and Obligations of U.S. States	Foreign Government Bonds	U.S. and Foreign Corporate Securities	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Total
	(in thousands)
Fixed maturities, available-for-sale:
Balance, beginning of period	$0	$0	$2,339	$0	$0	$0	$2,339
Additions to allowance for credit losses not previously recorded	0	11	2,664	0	0	0	2,675
Reductions for securities sold during the period	0	0	(28)	0	0	0	(28)
Additions (reductions) on securities with previous allowance	0	0	(837)	0	0	0	(837)
Balance, end of period	$0	$11	$4,138	$0	$0	$0	$4,149

	Year Ended December 31, 2020
	U.S. Treasury Securities and Obligations of U.S. States	Foreign Government Bonds	U.S. and Foreign Corporate Securities	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Total
	(in thousands)
Fixed maturities, available-for-sale:
Balance, beginning of period	$0	$0	$0	$0	$0	$0	$0
Additions to allowance for credit losses not previously recorded	0	0	5,672	0	0	0	5,672
Reductions for securities sold during the period	0	0	(3,147)	0	0	0	(3,147)
Additions (reductions) on securities with previous allowance	0	0	(186)	0	0	0	(186)
Balance, end of period	$0	$0	$2,339	$0	$0	$0	$2,339

See Note 2 for additional information about the Company’s methodology for developing our allowance and expected losses.

For the year ended December 31, 2022, the net increase in the allowance for credit losses on available-for-sale securities was primarily related to net additions in the capital goods and utility sectors within private corporate securities due to adverse projected cash flows, partially offset by a net release on restructured private corporate securities within the communications and transportation sectors.
For the year ended December 31, 2021, the net increase in the allowance for credit losses on available-for-sale securities was primarily related to adverse projected cash flows on securities in the transportation and communications sectors within private corporate securities.
The Company did not have any fixed maturity securities purchased with credit deterioration, as of both December 31, 2022 and 2021.
Fixed Maturities, Trading
The net change in unrealized gains (losses) from fixed maturities, trading still held at period end, recorded within “Other income (loss),” was $(728.6) million, $156.1 million and $9.1 million during the years ended December 31, 2022, 2021 and 2020, respectively.
Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income (loss),” was $(10.2) million, $2.1 million and $(1.2) million during the years ended December 31, 2022, 2021 and 2020, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2022		December 31, 2021
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$1,289,026	26.0%	$748,414	26.4%
Hospitality	104,177	2.1	48,141	1.7
Industrial	1,766,247	35.8	916,398	32.2
Office	590,897	11.9	445,055	15.7
Other	380,121	7.7	252,590	8.9
Retail	351,457	7.1	255,577	9.0
Total commercial mortgage loans	4,481,925	90.6	2,666,175	93.9
Agricultural property loans	467,018	9.4	172,336	6.1
Total commercial mortgage and agricultural property loans	4,948,943	100.0%	2,838,511	100.0%
Allowance for credit losses	(20,263)		(5,951)
Total net commercial mortgage and agricultural property loans	$4,928,680		$2,832,560

As of December 31, 2022, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States with the largest concentrations in California (28%), Texas (13%) and New York (6%) and included loans secured by properties in Europe (10%), Mexico (2%) and Australia (1%).
The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2019	$1,743	$25	$1,768
Cumulative effect of adoption of ASU 2016-13	2,495	(8)	2,487
Addition to (release of) allowance for expected losses	308	(11)	297
Balance at December 31, 2020	4,546	6	4,552
Addition to (release of) allowance for expected losses	1,301	98	1,399
Balance at December 31, 2021	5,847	104	5,951
Addition to (release of) allowance for expected losses	13,818	494	14,312
Balance at December 31, 2022	$19,665	$598	$20,263

See Note 2 for additional information about the Company's methodology for developing our allowance and expected losses.
For the year ended December 31, 2022, the net increase in the allowance for credit losses on commercial mortgage and other loans was primarily related to loan originations and declining market conditions, partially offset by loan repayments and payoffs.

For the year ended December 31, 2021, the net increase in the allowance for credit losses on commercial mortgage and other loans was primarily related to portfolio growth, partially offset by the improving credit environment.
The following tables set forth key credit quality indicators based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2022
	Amortized Cost by Origination Year
	2022	2021	2020	2019	2018	Prior	Total
	(in thousands)
Commercial mortgage loans
Loan-to-Value Ratio:
0%-59.99%	$266,453	$262,095	$63,558	$222,638	$201,087	$894,646	$1,910,477
60%-69.99%	344,110	681,996	243,800	219,593	61,757	305,175	1,856,431
70%-79.99%	166,629	304,386	47,388	66,148	2,409	53,336	640,296
80% or greater	0	0	0	3,249	0	71,472	74,721
Total	$777,192	$1,248,477	$354,746	$511,628	$265,253	$1,324,629	$4,481,925
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$744,301	$1,248,477	$243,325	$452,626	$258,617	$1,203,807	$4,151,153
1.0 - 1.2x	32,891	0	83,655	26,558	6,636	45,742	195,482
Less than 1.0x	0	0	27,766	32,444	0	75,080	135,290
Total	$777,192	$1,248,477	$354,746	$511,628	$265,253	$1,324,629	$4,481,925
Agricultural property loans
Loan-to-Value Ratio:
0%-59.99%	$208,708	$133,126	$25,894	$16,053	$6,327	$20,700	$410,808
60%-69.99%	56,210	0	0	0	0	0	56,210
70%-79.99%	0	0	0	0	0	0	0
80% or greater	0	0	0	0	0	0	0
Total	$264,918	$133,126	$25,894	$16,053	$6,327	$20,700	$467,018
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$262,918	$133,126	$25,894	$16,053	$6,327	$20,700	$465,018
1.0 - 1.2x	2,000	0	0	0	0	0	2,000
Less than 1.0x	0	0	0	0	0	0	0
Total	$264,918	$133,126	$25,894	$16,053	$6,327	$20,700	$467,018

	December 31, 2021
	Amortized Cost by Origination Year
	2021	2020	2019	2018	2017	Prior	Total
	(in thousands)
Commercial mortgage loans
Loan-to-Value Ratio:
0%-59.99%	$47,161	$0	$179,682	$76,656	$126,934	$553,022	$983,455
60%-69.99%	307,999	225,330	289,322	170,444	126,159	116,654	1,235,908
70%-79.99%	163,451	86,083	75,185	13,728	55,032	51,203	444,682
80% or greater	0	0	0	0	958	1,172	2,130
Total	$518,611	$311,413	$544,189	$260,828	$309,083	$722,051	$2,666,175
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$501,456	$195,164	$481,289	$253,938	$289,443	$638,092	$2,359,382
1.0 - 1.2x	17,155	109,862	39,577	6,890	7,100	39,213	219,797
Less than 1.0x	0	6,387	23,323	0	12,540	44,746	86,996
Total	$518,611	$311,413	$544,189	$260,828	$309,083	$722,051	$2,666,175
Agricultural property loans
Loan-to-Value Ratio:
0%-59.99%	$98,579	$26,581	$16,226	$6,463	$8,372	$16,115	$172,336
60%-69.99%	0	0	0	0	0	0	0
70%-79.99%	0	0	0	0	0	0	0
80% or greater	0	0	0	0	0	0	0
Total	$98,579	$26,581	$16,226	$6,463	$8,372	$16,115	$172,336
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$98,579	$26,581	$16,226	$6,463	$8,372	$15,300	$171,521
1.0 - 1.2x	0	0	0	0	0	0	0
Less than 1.0x	0	0	0	0	0	815	815
Total	$98,579	$26,581	$16,226	$6,463	$8,372	$16,115	$172,336

See Note 2 for additional information about the Company’s commercial mortgage and other loans credit quality monitoring process.
The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2022
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$4,481,925	$0	$0	$0	$4,481,925	$0
Agricultural property loans	465,689	0	1,329	0	467,018	0
Total	$4,947,614	$0	$1,329	$0	$4,948,943	$0

(1)As of December 31, 2022, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

	December 31, 2021
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$2,666,175	$0	$0	$0	$2,666,175	$0
Agricultural property loans	172,336	0	0	0	172,336	0
Total	$2,838,511	$0	$0	$0	$2,838,511	$0

(1)As of December 31, 2021, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.
For the years ended December 31, 2022 and 2021, there were $27.6 million and $1,344.3 million, respectively, of commercial mortgage loans acquired, other than those through direct origination. For the years ended December 31, 2022 and 2021, there were $24.8 million and $68.8 million of commercial mortgage and other loans sold, respectively.
The Company did not have any commercial mortgage and other loans purchased with credit deterioration, as of both December 31, 2022 and 2021.
Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2022	2021
	(in thousands)
Company's investment in separate accounts(1)	$510	$53,694
LPs/LLCs:
Equity method:
Private equity	287,969	286,141
Hedge funds	576,595	432,749
Real estate-related	107,429	89,337
Subtotal equity method	971,993	808,227
Fair value:
Private equity	59,146	69,137
Hedge funds	396	481
Real estate-related	9,457	9,861
Subtotal fair value	68,999	79,479
Total LPs/LLCs	1,040,992	887,706
Derivative instruments	47,111	268,525
Total other invested assets	$1,088,613	$1,209,925

(1)Assets consist of investments in separate account funds. The largest fund was liquidated during 2022.

Equity Method Investments

The following tables set forth summarized combined financial information for significant LP/LLC interests accounted for under the equity method, including the Company’s investments in operating joint ventures. Changes between periods in the tables below reflect changes in the activities within the operating joint ventures and LPs/LLCs, as well as changes in the Company’s level of investment in such entities.

	December 31,
	2022	2021
	(in thousands)
STATEMENTS OF FINANCIAL POSITION
Total assets(1)	$67,721,613	$72,416,906
Total liabilities(2)	$12,174,133	$12,120,390
Partners’ capital	55,547,480	60,296,516
Total liabilities and partners’ capital	$67,721,613	$72,416,906
Total liabilities and partners’ capital included above	$815,783	$746,870
Equity in LP/LLC interests not included above	214,442	201,541
Carrying value	$1,030,225	$948,411

(1)Amount represents gross assets of each fund where the Company has a significant investment. These assets consist primarily of investments in real estate, investments in securities and other miscellaneous assets.
(2)Amount represents gross liabilities of each fund where the Company has a significant investment. These liabilities consist primarily of third-party-borrowed funds and other miscellaneous liabilities.

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
STATEMENTS OF OPERATIONS
Total revenue(1)	$11,062,060	$11,031,051	$565,409
Total expenses(2)	(1,655,673)	(2,044,942)	(201,644)
Net earnings (losses)	$9,406,387	$8,986,109	$363,765
Equity in net earnings (losses) included above	$(36,513)	$62,173	$8,644
Equity in net earnings (losses) of LP/LLC interests not included above	7,320	28,765	25,859
Total equity in net earnings (losses)	$(29,193)	$90,938	$34,503

(1)Amount represents gross revenue of each fund where the Company has a significant investment. This revenue consists of income from investments in real estate, investments in securities and other income.
(2)Amount represents gross expenses of each fund where the Company has a significant investment. These expenses consist primarily of interest expense, investment management fees, salary expenses and other expenses.

Accrued Investment Income

The following table sets forth the composition of “Accrued investment income,” as of the dates indicated:

	December 31,
	2022	2021
	(in thousands)
Fixed maturities	$187,628	$117,216
Equity securities	349	2
Commercial mortgage and other loans	13,335	7,025
Policy loans	14,525	35,153
Other invested assets	48	254
Short-term investments and cash equivalents	3,750	377
Total accrued investment income	$219,635	$160,027

There were $0.0 million and $0.1 million of write-downs on accrued investment income for the years ended December 31, 2022 and 2021.
Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
Fixed maturities, available-for-sale	$589,248	$299,607	$224,262
Fixed maturities, trading	55,790	38,778	1,768
Equity securities	8,226	530	410
Commercial mortgage and other loans	119,358	63,548	50,534
Policy loans	21,189	69,602	70,363
Other invested assets	101,289	104,375	36,684
Short-term investments and cash equivalents	44,182	712	3,219
Gross investment income	939,282	577,152	387,240
Less: investment expenses	(55,281)	(26,917)	(19,890)
Net investment income	$884,001	$550,235	$367,350

The carrying value of non-income producing assets included $13.2 million in available-for-sale fixed maturities and less than $1 million in fixed maturities trading as of December 31, 2022. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2022.
Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
Fixed maturities(1)	$(74,005)	$(3,514)	$(7,236)
Commercial mortgage and other loans	(18,201)	1,535	(226)
Other invested assets	(78,671)	(2,737)	(287)
Derivatives(2)(3)	507,313	(382,531)	(55,003)
Short-term investments and cash equivalents	(54)	353	(224)
Realized investment gains (losses), net(3)	$336,382	$(386,894)	$(62,976)

(1)Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.
(2)Includes the impact of the 2021 Variable Annuities Recapture. See Note 1 for additional information.
(3)Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2022	2021	2020
	(in thousands)
Fixed maturity securities, available-for-sale with an allowance	$4,371	$3,685	$0
Fixed maturity securities, available-for-sale without an allowance	(2,285,288)	540,881	857,599
Derivatives designated as cash flow hedges(1)	138,627	39,896	(8,112)
Affiliated notes	(13,189)	73	4,024
Other investments(2)(3)	(1,176)	868	(4,162)
Net unrealized gains (losses) on investments(3)	$(2,156,655)	$585,403	$849,349

(1)For more information on cash flow hedges, see Note 4.
(2)Includes net unrealized gains (losses) on certain joint ventures that are strategic in nature and are included in “Other assets.”
(3)Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2022 and 2021, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2022			December 31, 2021
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
Foreign government bonds	$506	$0	$506	$0	$0	$0
U.S. public corporate securities	7,903	0	7,903	3,004	0	3,004
Foreign public corporate securities	12,873	0	12,873	0	0	0
Equity securities	65,468	0	65,468	0	0	0
Total cash collateral for loaned securities(1)	$86,750	$0	$86,750	$3,004	$0	$3,004
(1)The Company did not have any agreements with remaining contractual maturities greater than thirty days, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2022	2021
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$20,553	$2,871
Equity securities	63,895	0
Total securities pledged	$84,448	$2,871
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$86,750	$3,004
Total liabilities supported by the pledged collateral	$86,750	$3,004
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2022 and 2021, there were $290 million and $0 million of collateral that could be sold or repledged.
As of December 31, 2022 and 2021, there were available-for-sale fixed maturities of $3.9 million and $4.1 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.